RECOVERABLE TAXES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current	R$ 10,504.0	R$ 11,325.1
Current	3,582.3	3,435.7
Total	14,086.3	14,760.8
Exclusion Of I C M S From P I S C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Non-current	6,790.1	6,490.4
Current	307.7	219.0
PIS/COFINS [Member]
IfrsStatementLineItems [Line Items]
Non-current	148.1	2.1
Current	134.6	170.4
ICMS [Member]
IfrsStatementLineItems [Line Items]
Non-current	378.2	436.5
Current	359.9	426.9
Income Tax And Social Contributions Recoverable [Member]
IfrsStatementLineItems [Line Items]
Non-current	2,922.6	4,087.0
Current	2,582.1	2,436.6
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Non-current	265.0	309.1
Current	78.4	70.3
IPI [Member]
IfrsStatementLineItems [Line Items]
Current	R$ 119.6	R$ 112.5